Fair Value Measurements (Details) - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 608,011,366	$ 643,733,210
Brown-Forman Corporation Class B common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	15,950,837
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	239,690,466	397,682,276
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	223,739,629	365,225,666
Total | Brown-Forman Corporation Class B common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	15,950,837	32,456,610
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	239,690,466	397,682,276
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	223,739,629	365,225,666
Quoted Prices in Active Markets for Identical Assets (Level 1) | Brown-Forman Corporation Class B common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	15,950,837	32,456,610
Quoted Prices in Active Markets for Identical Assets (Level 1) | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pooled separate accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Other Observable Inputs (Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Other Observable Inputs (Level 2) | Brown-Forman Corporation Class B common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Other Observable Inputs (Level 2) | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Other Observable Inputs (Level 2) | Pooled separate accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Unobservable Inputs (Level 3) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Unobservable Inputs (Level 3) | Brown-Forman Corporation Class B common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Unobservable Inputs (Level 3) | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Unobservable Inputs (Level 3) | Pooled separate accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Investments measured at net asset value | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	301,419,729	207,823,970
Investments measured at net asset value | Pooled separate accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 66,901,171	$ 38,226,964